LEASE RENTAL RECEIVABLES	12 Months Ended
Dec. 31, 2017
LEASE RENTAL RECEIVABLES
LEASE RENTAL RECEIVABLES

9.  LEASE RENTAL RECEIVABLES

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Current assets:
Direct financing leases	21,334	189,739	29,162
Sales-type leases	1,958	3,964	610

	23,292	193,703	29,772

Non-current assets:
Direct financing leases	87,551	746,806	114,782
Sales-type leases	—	2,437	375

	87,551	749,243	115,157

	110,843	942,946	144,929

The net investment in financing leases consisted of:

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Total minimum lease payments receivable	129,005	1,096,260	168,493
Less: Executory costs	—	—	—

Minimum lease payments receivable	129,005	1,096,260	168,493
Less: Allowance for uncollectibles	—	—	—

Net minimum lease payments receivable	129,005	1,096,260	168,493
Unguaranteed residuals	—	—	—
Less: Unearned income	(18,162)	(153,314)	(23,564)

Net investment in financing leases	110,843	942,946	144,929

Current portion	23,292	193,703	29,772
Non-current portion	87,551	749,243	115,157

As of December 31, 2016 and 2017, all lease receivables were within their payment terms and there were no impaired receivables. Accordingly, risk of default with respect to these receivables is remote.

Future minimum lease payments to be received for each of the five succeeding fiscal years as of the December 31, 2017 were as follows:

RMB
2018	258,610
2019	253,862
2020	232,148
2021	200,918
2022	105,984
Thereafter	44,738

1,096,260